INVESTMENTS - Unaudited condensed financial information of equity investments (Details)	12 Months Ended
	Dec. 31, 2016 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)
Investment transaction disclosures
Share of cumulative loss	$ 86,689,209	¥ 601,883,179	¥ (135,780,312)	¥ 187,191,141
Operating data:
Revenue				6,667,675,419
Gross profit				1,280,767,842
Income from operations				646,012,004
Net income/(loss)				446,181,771
Net income/(loss) attributable to our equity method investments companies				66,427,909
Add: Equity dilution impact				20,577,432
Add: Gain/(loss) from disposal of equity investments, including the remeasurement gain/(loss) from previously held equity investments in step acquisitions				100,185,800
Equity in income/(loss) of affiliates	$ 86,689,209	601,883,179	(135,780,312)	187,191,141
Balance sheet data:
Current assets				1,383,806,709
Long-term assets				9,377,157,121
Current liabilities				1,771,565,291
Long-term liabilities				3,549,170,630
Non-controlling interests				¥ 15,188,000
eLong
Investment transaction disclosures
Share of cumulative loss		(723,140,052)
Operating data:
Revenue		1,895,409,404
Gross profit		997,644,227
Income from operations		(1,312,847,794)
Net income/(loss)		(1,635,384,928)
Net income/(loss) attributable to our equity method investments companies		(722,307,716)
Add: Equity dilution impact		(832,336)
Equity in income/(loss) of affiliates		(723,140,052)
Balance sheet data:
Current assets		1,978,681,514
Long-term assets		454,710,971
Current liabilities		1,687,293,575
Long-term liabilities		15,970,032
Non-controlling interests		15,512,748
Qunar
Operating data:
Revenue			841,814,520
Gross profit			537,240,212
Income from operations			(4,792,664,736)
Net income/(loss)			(4,917,200,749)
Net income/(loss) attributable to our equity method investments companies			(2,352,388,839)
Add: Gain/(loss) from disposal of equity investments, including the remeasurement gain/(loss) from previously held equity investments in step acquisitions			2,352,388,839
Balance sheet data:
Current assets			9,433,080,372
Long-term assets			1,072,464,782
Current liabilities			10,442,341,153
Long-term liabilities			93,019,969
Non-controlling interests			5,282,358
Others
Investment transaction disclosures
Share of cumulative loss		1,325,023,231	(135,780,312)
Operating data:
Revenue		5,917,850,003	7,069,224,177
Gross profit		4,785,282,088	1,581,396,551
Income from operations		155,471,096	(20,961,158)
Net income/(loss)		(62,190,299)	(189,461,030)
Net income/(loss) attributable to our equity method investments companies		(55,314,772)	(127,465,948)
Add: Equity dilution impact		11,027,933	(8,314,364)
Add: Gain/(loss) from disposal of equity investments, including the remeasurement gain/(loss) from previously held equity investments in step acquisitions		1,369,310,070
Equity in income/(loss) of affiliates		1,325,023,231	(135,780,312)
Balance sheet data:
Current assets		3,353,714,017	4,091,410,052
Long-term assets		17,298,415,142	10,102,034,376
Current liabilities		11,595,906,780	4,043,523,264
Long-term liabilities		1,650,938,946	466,730,372
Non-controlling interests		1,944,540,518	76,928,317
Investment funds
Investment transaction disclosures
Share of cumulative loss		17,000,000	0
Equity method loss from other equity method investments		67,000,000	77,000,000
Operating data:
Equity in income/(loss) of affiliates		¥ 17,000,000	¥ 0